CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Mortgage-backed securities held to maturity, approximate market value (in dollars)	$ 4,315	$ 4,916
Preferred stock par value (in dollars per Share)	$ 0.01	$ 0.01
Preferred stock, Shares Authorized	5,000,000	5,000,000
Preferred stock, Shares Issued
Common stock par value (in dollars per shares)	$ 0.01	$ 0.01
Common stock, Shares Authorized	30,000,000	30,000,000
Common stock, Shares Issued	9,918,751	9,918,751
Treasury stock, Shares	1,053,843	1,053,843